Consolidated Statements of Equity (Parenthetical)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash dividends paid per 5 shares of common stock	$ 1	¥ 100	¥ 100	¥ 125
Number of common stock against cash dividend paid	5	5	5	5